Concentrations of Credit Risk (Details) - Schedule of Concentration of Accounts Receivable - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Concentration of Accounts Receivable [Line Items]
Concentration risk amount	¥ 120,574	¥ 210,463
Concentration risk percentage	31.00%	39.40%
Sinatay [Member]
Schedule of Concentration of Accounts Receivable [Line Items]
Concentration risk amount	¥ 57,119	¥ 124,847
Concentration risk percentage	14.70%	23.40%
Greatwall Life Insurance Co., Ltd [Member]
Schedule of Concentration of Accounts Receivable [Line Items]
Concentration risk amount	¥ 63,455	¥ 85,616
Concentration risk percentage	16.30%	16.00%